UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue 26th Floor
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           New York, NY  10022
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Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
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Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York            11/13/06
       ------------------------   ------------------------------  ----------







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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          17
                                               -------------

Form 13F Information Table Value Total:           $512,009
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.











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

           Name of            Title of            Value  Shrs of   SH/ PUT/ Investmen  Other
            Issuer             Class    CUSIP   (x1000)   PRN AMT PRN  CALL DiscretioManagers   Sole  SharedNone
APARTMENT INV & MGMT CO         COM   04738R101   94080   1729100             Sole              Sole
EASTGROUP PROPERTIES INC        COM   277276101   9249    185500              Sole              Sole
EQUITY OFFICE PROPERTIES        COM   294741103   36420   916000              Sole              Sole
HIGHWOODS PROPERTIES INC        COM   431284108   3144     84500              Sole              Sole
HOME PROPERTIES INC             COM   437306103   35834   626900              Sole              Sole
NATIONAL HEALTH REALTY          COM   635905102    191     9569               Sole              Sole
POST PROPERTIES INC             COM   737464107  120388   2533411             Sole              Sole
RAMCO-GERSHON PPTYS             COM   751452202   22320   698600              Sole              Sole
PREPUBLIC PROPERTY TRUST        COM   760737106   24795   2250000             Sole              Sole
SIX FLAGS INC                   COM   83001P109   8351    1596700             Sole              Sole
STRATEGIC HOTELS AND RESORTS    COM   86272T106   12729   640300              Sole              Sole
STRATUS PPTYS INC               COM   863167201   18128   560199              Sole              Sole
SUN COMMUNITIES                 COM   866674104   55312   1730648             Sole              Sole
TAUBMAN CENTERS INC             COM   876664103   19576   440700              Sole              Sole
THOMAS PROPERTY GROUP           COM   884453101   36625   2850200             Sole              Sole
URSTADT BIDDLE PROPERTIES INC   COM   917286205   7075    389400              Sole              Sole
VENTAS INC                      COM   92276F100   7793    202200              Sole              Sole
